CONDENSED CONSOLIDATED AND COMBINED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Assets
Cash and cash equivalents	$ 369	[1]	$ 317	[1]	$ 79
Accounts receivable, less allowance for doubtful accounts	1,137	[1]	900	[1]	871
Inventories	1,257	[1]	1,345	[1]	1,063
Current deferred tax assets	92	[1]	101	[1]	96
Other current assets	227	[1]	201	[1]	202
Total current assets	3,082	[1]	2,864	[1]	2,311
Property, plant and equipment, less accumulated depreciation	1,252	[1]	1,241	[1]	1,243
Goodwill	982	[1]	985	[1]	989
Identifiable Intangible Assets, Less Accumulated Amortization	834	[1]	868	[1]	928
Noncurrent deferred tax assets	54	[1]	216	[1]	143
Other noncurrent assets	57	[1]	88	[1]	97
Total assets	6,261	[1]	6,262	[1]	5,711
Liabilities and Equity
Short-term borrowings, including current portion of allocated long-term debt in 2012	12	[1]	73	[1]	0
Accounts payable	587	[1]	319	[1]	214
Accrued compensation and related items	157	[1]	194	[1]	150
Income taxes payable	83	[1]	30	[1]	18
Dividends payable	33	[1]	0	[1]
Other current liabilities	449	[1]	507	[1]	461
Total current liabilities	1,321	[1]	1,123	[1]	843
Long-term debt	3,640	[1]	0	[1]
Allocated long-term debt	0	[1]	509	[1]	575
Noncurrent deferred tax liabilities	308	[1]	323	[1]	311
Other taxes payable	38	[1]	159	[1]	122
Other noncurrent liabilities	131	[1]	107	[1]	124
Total liabilities	5,438	[1]	2,221	[1]	1,975
Commitments and Contingencies		[1]		[1]
Business unit equity	0	[1]	4,183	[1]	3,785
Stockholders' equity:
Common stock, $0.01 par value: 5,000 authorized, 500 issued and outstanding	5	[1]	0	[1]
Additional paid-in capital	869	[1]	0	[1]
Retained earnings	109	[1]	0	[1]
Accumulated other comprehensive loss	(183)	[1]	(157)	[1]	(65)
Total Zoetis Inc. equity	800	[1]	4,026	[1]	3,720
Equity attributable to noncontrolling interests	23	[1]	15	[1]	16
Total equity	823	[1]	4,041	[1]	3,736
Total liabilities and equity	$ 6,261	[1]	$ 6,262	[1]	$ 5,711

[1]	The condensed consolidated balance sheet as of June 30, 2013 has been prepared under a different basis of presentation than the condensed combined balance sheet as of December 31, 2012, which significantly impacts comparability. See Note 3. Basis of Presentation.